UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21973
Eaton Vance Tax-Managed Global Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Diversified Equity Income Fund                                           as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.5% (1)

Security	Shares	Value
Aerospace & Defense — 1.3%
Boeing Co.	497,794	$51,486,833
European Aeronautic Defence and Space Co.	740,512	22,213,040
		$73,699,873
Air Freight & Logistics — 1.0%
Deutsche Post AG	690,890	$20,197,642
FedEx Corp.	342,389	37,916,158
		$58,113,800
Automobiles — 1.6%
DaimlerChrysler AG	463,740	$42,023,600
Peugeot SA	291,229	24,514,901
Renault SA	173,146	25,035,934
		$91,574,435
Biotechnology — 0.4%
Cephalon, Inc. (2)	300,364	$22,569,351
		$22,569,351
Building Products — 0.5%
Compagnie de Saint-Gobain	234,796	$25,924,765
		$25,924,765
Capital Markets — 5.6%
Credit Suisse Group	1,650,819	$107,542,926
Deutsche Bank AG	1,092,647	148,076,434
Goldman Sachs Group, Inc.	156,367	29,450,161
UBS AG	601,686	33,265,828
		$318,335,349
Chemicals — 1.0%
Air Liquide SA	190,836	$24,695,138
E.I. du Pont de Nemours & Co.	692,734	32,371,460
		$57,066,598
Commercial Banks — 14.7%
Banca Monte dei Paschi di Siena SPA	1,742,424	$11,092,986
Banca Popolare di Milano Scarl	703,725	10,097,958
Banco Bilbao Vizcaya Argentaria SA	1,976,056	48,399,356
Banco Santander Central Hispano SA	2,455,507	46,788,193
BNP Paribas SA	877,298	96,486,167
Commerzbank AG	473,485	20,379,490
Credit Agricole SA	1,477,388	56,478,917
Dexia SA	351,721	10,058,519
HSBC Holdings PLC	3,629,271	67,282,022
Intesa Sanpaolo	21,618,165	163,619,427
Lloyds TSB Group PLC	2,305,257	25,942,863

National Bank of Greece SA	208,524	$12,201,158
Nordea Bank AB	1,856,590	29,914,060
Societe Generale	733,251	126,094,652
UniCredito Italiano SPA	9,205,780	78,132,215
Unione di Banche Italiane SPA	388,303	9,598,090
Westpac Banking Corp.	1,054,815	23,450,076
		$836,016,149
Communications Equipment — 2.2%
Cisco Systems, Inc. (2)	1,381,876	$39,950,035
Nokia Oyj ADR	1,829,188	52,387,944
QUALCOMM, Inc.	741,554	30,885,724
		$123,223,703
Computer Peripherals — 2.2%
Apple, Inc. (2)	238,415	$31,413,560
Hewlett-Packard Co.	790,566	36,389,753
IBM Corp.	523,819	57,960,572
		$125,763,885
Construction Materials — 0.4%
Lafarge SA	139,016	$23,559,075
		$23,559,075
Diversified Financial Services — 4.3%
Bank of America Corp.	959,011	$45,476,302
Citigroup, Inc.	951,004	44,288,256
Deutsche Boerse AG	202,278	23,540,222
Fortis	1,044,747	41,197,538
ING Groep NV	1,047,116	44,225,916
JPMorgan Chase & Co.	1,021,574	44,959,472
		$243,687,706
Diversified Telecommunication Services — 5.8%
AT&T, Inc.	1,501,030	$58,780,335
Cesky Telecom AS	2,842,846	80,643,615
Deutsche Telekom AG	1,492,286	25,758,861
France Telecom SA	5,688,818	153,016,844
Telekom Austria AG	453,756	11,059,781
		$329,259,436
Electric Utilities — 5.0%
E. ON AG	273,899	$43,121,899
Edison International	728,461	38,528,302
Endesa SA	643,386	34,842,447
Enel SPA	16,003,895	165,292,312
		$281,784,960

Electrical Equipment — 0.9%
Emerson Electric Co.	1,048,325	$49,344,658
		$49,344,658
Energy Equipment & Services — 0.9%
Schlumberger, Ltd.	508,946	$48,207,365
		$48,207,365
Food & Staples Retailing — 1.0%
Casino Guichard-Perrachon SA	110,479	$10,764,069
Wal-Mart Stores, Inc.	1,018,860	46,816,617
		$57,580,686
Food Products — 2.2%
Nestle SA	162,922	$62,507,783
Unilever NV	1,970,551	59,586,701
		$122,094,484
Gas Utilities — 0.2%
Gaz de France	247,503	$11,500,387
		$11,500,387
Health Care Equipment & Supplies — 0.6%
Medtronic, Inc.	681,514	$34,532,314
		$34,532,314
Health Care Providers & Services — 1.1%
Aetna, Inc.	637,234	$30,631,838
UnitedHealth Group, Inc.	622,784	30,161,429
		$60,793,267
Hotels, Restaurants & Leisure — 2.2%
Accor SA	242,003	$20,622,301
Intercontinental Hotels Group PLC	1,879,597	42,794,582
Lottomatica SPA	1,032,048	38,106,438
Marriott International, Inc., Class A	592,123	24,602,711
		$126,126,032
Household Durables — 0.2%
D.R. Horton, Inc.	847,168	$13,825,782
		$13,825,782
Household Products — 1.1%
Procter & Gamble Co.	968,073	$59,884,996
		$59,884,996
Industrial Conglomerates — 2.5%
General Electric Co.	2,130,466	$82,576,862
Siemens AG	489,168	61,943,292
		$144,520,154

Insurance — 4.7%
Alleanza Assicurazioni SPA	814,979	$10,296,958
Allianz SE	157,449	33,497,695
American International Group, Inc.	534,131	34,280,528
AMP, Ltd.	1,343,210	11,470,004
Assicurazioni Generali SPA	556,200	21,858,281
AXA SA	2,706,906	105,690,198
Progressive Corp.	2,489,335	52,226,248
		$269,319,912
Internet Software & Services — 0.4%
Google, Inc., Class A (2)	49,263	$25,124,130
		$25,124,130
IT Services — 0.8%
Electronic Data Systems Corp.	889,390	$24,004,636
MoneyGram International, Inc.	752,669	19,260,800
		$43,265,436
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc. (2)	534,320	$27,896,847
		$27,896,847
Machinery — 4.7%
Sandvik AB	2,510,263	$50,465,241
SKF AB, Class B	6,333,243	131,991,289
Vallourec SA	320,071	82,835,579
		$265,292,109
Media — 2.1%
Comcast Corp., Class A (2)	1,229,527	$32,299,674
Mediaset SPA	1,059,096	11,030,190
Time Warner, Inc.	1,849,410	35,619,637
Vivendi SA	1,011,408	42,982,877
		$121,932,378
Metals & Mining — 1.7%
Anglo American PLC	1,005,264	$58,391,200
Arcelor Mittal	658,761	40,418,433
		$98,809,633
Multiline Retail — 1.0%
PPR	136,865	$23,867,548
Target Corp.	537,779	32,573,274
		$56,440,822
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	377,763	$32,544,282
		$32,544,282

Oil, Gas & Consumable Fuels — 10.0%
BP PLC	5,715,468	$66,241,173
ConocoPhillips	553,713	44,762,159
ENI SPA	3,910,832	136,935,415
Exxon Mobil Corp.	936,664	79,738,206
Norsk Hydro ASA	1,308,932	50,442,736
Royal Dutch Shell PLC	1,888,429	74,708,420
Statoil ASA	1,617,466	47,861,542
Total SA	824,182	64,938,718
		$565,628,369
Paper and Forest Products — 0.4%
Mondi Ltd. (2)	110,468	$940,557
Mondi PLC (2)	276,171	2,422,952
Weyerhaeuser Co.	286,091	20,381,123
		$23,744,632
Pharmaceuticals — 4.8%
Abbott Laboratories	706,259	$35,800,269
Allergan, Inc.	487,220	28,322,099
AstraZeneca PLC	535,142	27,670,456
GlaxoSmithKline PLC	1,561,995	39,549,563
Novartis AG	643,352	34,656,100
Roche Holding AG	197,634	34,955,693
Sanofi-Synthelabo SA	510,077	42,747,024
Wyeth	607,104	29,456,686
		$273,157,890
Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	2,010,753	$47,493,986
STMicroelectrionics NV	1,198,613	20,609,846
		$68,103,832
Software — 1.0%
Microsoft Corp.	1,898,188	$55,028,470
		$55,028,470
Specialty Retail — 0.5%
Lowe’s Companies, Inc.	997,267	$27,933,449
		$27,933,449
Tobacco — 1.5%
Altria Group, Inc.	560,470	$37,254,441
British American Tobacco PLC	1,548,869	50,076,182
		$87,330,623
Water Utilities — 0.4%
Kelda Group PLC	1,190,140	$20,160,543
		$20,160,543

Wireless Telecommunication Services — 1.3%
Vodafone Group PLC	25,257,887	$75,964,456
		$75,964,456
Total Common Stocks (identified cost $5,615,675,645)		$5,476,667,023

Other Issues — 0.00%

Description	Shares	Value
Cairn Energy PLC, Class B, Deferred shares (2)(3)	1,937,937	$0
Kelda Group PLC, Deferred shares (2)(3)	1,547,183	0
Total Other Issues (identified cost, $0)		$0

Short-Term Investments — 3.1%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (4)	$178,886	$178,886,261
Total Short-Term Investments (identified cost, $178,886,261)		$178,886,261
Total Investments — 99.6% (identified cost $5,794,561,906)		$5,655,553,284

Covered Call Options Written — (0.0)%

	Number of	Premiums
Type of Contract	Contracts	Received	Value
Eurotop 100 Index, Expires 08/14/07, Strike 336.50	19,544	$6,412,386	$(469,056)
S&P 500 Index, Expires 08/18/07, Strike 1,550.00	1,873	4,247,215	(168,570)
S&P 500 Index, Expires 08/18/07, Strike 1,560.00	1,124	2,583,064	(67,440)
S&P 500 Index, Expires 08/18/07, Strike 1,555.00	2,304	4,755,506	(184,320)
S&P 500 Index, Expires 08/18/07, Strike 1,565.00	3,468	6,766,011	(260,100)
SMI Index, Expires 08/17/07, Strike 9,250.00	940	734,216	(161,477)
SX5E Index, Expires 08/17/07, Strike 4,550.00	5,960	5,102,194	(501,558)
UKX Index, Expires 08/17/07, Strike 6,675.00	1,535	2,249,236	(346,744)
Total Covered Call Options Written (premiums received $32,849,828)			$(2,159,265)
Other Assets, Less Liabilities — 0.4%			$21,084,450
Net Assets — 100.0%			$5,674,478,469

ADR — American Depository Receipt

(1)	A portion of each common stock holding has been segregated as collateral for outstanding options written.
(2)	Non-income producing security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $2,173,704.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	34.1%	$1,928,078,630
France	17.0%	961,755,093
Italy	11.6%	656,060,269
United Kingdom	9.8%	551,204,412
Germany	7.4%	418,539,136
Switzerland	4.8%	272,928,330
Netherlands	4.2%	235,261,302
Sweden	3.8%	212,370,589
Spain	2.3%	130,029,996
Norway	1.7%	98,304,279
Czech Republic	1.4%	80,643,615
Belgium	0.9%	51,256,057
Australia	0.6%	34,920,080
Greece	0.2%	12,201,158
Austria	0.2%	11,059,781
South Africa	0.0%	940,557
	100.0%	$5,655,553,284

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$5,794,561,906
Gross unrealized appreciation	$197,230,595
Gross unrealized depreciation	(336,239,217)
Net unrealized depreciation	$(139,008,622)

The net unrealized appreciation on foreign currency at July 31, 2007 on a federal income tax basis was $367,446.

Written options activity for the period from the start of business, February 27, 2007, to July 31, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	0	$0
Options written	273,700	164,796,446
Options terminated in closing purchase transactions	(156,211)	(109,362,067)
Options expired	(80,741)	(22,584,551)
Outstanding, end of period	36,748	$32,849,828

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date:	September 24, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date:	September 24, 2007